Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property, Plant And Equipment, net

	December 31,
	2025	2024
Cost
Construction in progress	$83,151	$178,952
Plant and buildings	536,189	411,143
Machinery and equipment	576,551	560,274
Motor vehicles	4,209	4,024
Office equipment and furniture	41,842	38,971
Leasehold improvements	317,036	287,616
Land	6,851	6,234
Total cost	$1,565,829	$1,487,214
Less: accumulated depreciation	591,731	486,005
Less: accumulated impairment	268,039	120,241
Property, plant and equipment, net	$706,059	$880,968